SHAREHOLDERS' EQUITY (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended					12 Months Ended
	Nov. 30, 2010	Jan. 31, 1998 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 2003 option plan [Member] USD ($)	Dec. 31, 2012 2006 option plan [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized			200,000			200,000
Authorized share capital			200,000,000			20,000,000
Ordinary shares, par value per share					0.1	0.1
Issued to director as compensation		246,479
Shares issued to director, price per share		$ 2.43
Proceeds from warrants issued as investment banking fee		$ 600
Warrants exercised through cashless exercise	165,200
Intrinsic value of options outstanding			22,136
Intrinsic value of options exercisable			9,255				50,303	2,659,607
Intrinsic value of options vested and expected to vest			15,312
Intrinsic value of options exercised			88,310
Stock options vested during period			824,354
Weighted average remaining contractual life of options outstanding			8 years 4 months 18 days
Weighted-average remaining contractual life of exercisable options			7 years 11 days
Unrecognized compensation cost related to non-vested stock options			$ 18,997
Unrecognized compensation cost, recognition period			2 years 1 month 16 days
Vesting period for plan			10 years					4 years
Shares reserved for issuance			142,403
Options granted to Israeli employees			436,455,000	30,000,000
Options granted to Israeli employees, exercise price			$ 0.03	$ 0.03